Business Combinations (Details) $ in Thousands					12 Months Ended
	Oct. 31, 2024 USD ($)	Apr. 04, 2024 USD ($)	Jun. 08, 2023 ILS (₪)	Dec. 02, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ILS (₪)	Jul. 03, 2024 USD ($)	Jun. 08, 2023 USD ($)	Jun. 08, 2023 ILS (₪)	Aug. 23, 2022 USD ($)	Jul. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Combinations [Line Items]
Percentage of acquisition interests												100.00%	100.00%
Consideration amount					$ 2,700			₪ 9,700,000				$ 11,629	$ 3,428
Deferred payment					(2,285)	$ (3,757)
Cash payment												$ 7,993
Competitive digital ecosystem				$ 21,492
Closing payment				11,042
Advance payment for future acquisition				$ 1,500
Share purchase holding percentage				100.00%
Fair value of acquisition date				$ 10,450	3,678	$ 4,962	$ 239							$ 11,042
Fair value of financial liability					1,231
Consideration paid							$ 1,753
Theoris Group Inc [Member]
Business Combinations [Line Items]
Percentage of acquisition interests		100.00%
Consideration amount		$ 13,096
Purchase price		10,000
Deferred payment		2,256
Net working capital adjustments		$ 840
Asset Purchase Agreements [Member]
Business Combinations [Line Items]
Percentage of acquisition interests				50.10%
Consideration amount									$ 1,596
Executive Life Ltd. [Member]
Business Combinations [Line Items]
Percentage of acquisition interests	100.00%
Consideration amount	$ 1,472
Purchase price	800
Deferred payment	$ 672
K.M.T. (M.H.) Technologies Communication Computer Ltd. [Member]
Business Combinations [Line Items]
Percentage of acquisition interests										60.00%	60.00%
Consideration amount					$ 1,400			₪ 5,000,000		$ 14,875	₪ 55,039
Cash payment | ₪											₪ 60,000,000
Contingent consideration amount (in New Shekels) | ₪			₪ 15,000,000